Employee Benefits - Schedule of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Net costs	$ 156,732	$ 144,862
Defined Benefit Plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	1,152	1,094
Interest cost on net benefit obligation	16,376	17,375
Interest income on plan assets	(12,827)	(11,699)
Net costs	4,701	6,770
Other Benefits [member]
Disclosure of defined benefit plans [line items]
Current service cost	1,359	2,353
Interest cost on net benefit obligation	3,780	3,706
Net costs	$ 5,139	$ 6,059